Long-term Borrowings, Excluding Current Portion (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term Borrowings, Excluding Current Portion
Convertible note			¥ 1,128,004
Other long-term borrowing	¥ 1,348,046
Long-term loans			15,789
Less: current portion (Note 12)	0		(15,789)
Long-term borrowings	¥ 1,348,046	$ 211,538	¥ 1,128,004